UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05291

College and University Facility Loan Trust One

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Laura S Cawley

US Bank Corporate Trust Services

One Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6452

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

August 31, 2011

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost
	COLLEGE AND UNIVERSITY LOANS (57.4%)
	---------- ALABAMA --------
$1,036	University of Alabama	3.00%	05/01/2021	12.27%	$717
144	University of Montevallo	3.00	05/01/2023	12.30	89
	---------- CALIFORNIA --------
308	Azusa Pacific University	3.00	04/01/2017	12.96	229
140	Monterey Peninsula College	3.00	10/01/2018	11.95	103
230	San Diego State University	3.00	11/01/2021	11.93	156
470	San Francisco State University	3.00	11/01/2021	11.93	315
	---------- INDIANA --------
60	Taylor University	3.00	10/01/2010	12.45	60	(C)
	---------- MARYLAND --------
530	Western Maryland College	3.00	11/01/2016	12.44	417
	---------- MASSACHUSETTS --------
124	Atlantic Union College	3.00	11/01/2023	12.68	75
505	Boston University	3.00	12/31/2022	11.87	314
	---------- MICHIGAN --------
470	Albion College	3.00	10/01/2015	12.51	385
1,764	Finlandia University	3.50	08/01/2014	12.70	1,149
	---------- MINNESOTA --------
560	Augsburg College	3.00	04/01/2016	12.95	454
260	College of St. Thomas	3.00	04/01/2017	12.95	203
	---------- MISSISSIPPI --------
20	Mississippi Valley State	3.00	07/01/2008	11.89	20	(C)
	---------- NEBRASKA --------
33	University of Nebraska	3.00	07/01/2013	10.59	30

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

August 31, 2011

(Dollar Amounts in Thousands)

(continued)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date		Internal Rate of Return % (A) (Unaudited)	Amortized Cost
	---------- NEW HAMPSHIRE --------
$86	New England College	3.625%	10/01/2013		12.37%	$78
465	New England College	3.00	04/01/2019		12.96	320
	---------- NEW JERSEY --------
59	Fairleigh Dickinson University	3.00	11/01/2020		12.09	41
	---------- NEW YORK --------
210	Long Island University	3.00	06/01/2016		12.34	156
606	Sarah Lawrence College	3.00	11/01/2021		12.64	401
	---------- NORTH CAROLINA --------
50	Montreat-Anderson College	3.00	12/01/2019		12.19	34
	---------- OHIO --------
665	Case Western Reserve University	3.00	04/01/2016		10.54	548
27	University of Steubenville	3.375	04/01/2012		12.88	25
129	University of Steubenville	3.00	04/01/2017		12.96	96
	---------- PENNSYLVANIA --------
249	Carnegie - Mellon University	3.00	11/01/2017		10.45	200
245	Harcum Junior College	3.00	11/01/2015		12.44	202
33	Swarthmore College	3.00	05/01/2014		12.30	29
128	Temple University	3.375	11/01/2014		11.99	114
	---------- RHODE ISLAND --------
166	Community College of Rhode Island	3.00	04/01/2018		12.10	125
	---------- SOUTH CAROLINA --------
315	College of Charleston	3.00	07/01/2016		12.02	238
228	Morris College	3.00	11/01/2013		12.42	204
	---------- TEXAS --------
33	St. Edward’s University	3.625	04/01/2013		12.80	30
123	Texas Tech University	3.625	03/01/2013		10.80	112
355	Texas Tech University	3.375-3.50	03/01/2012		10.83	334
	---------- VERMONT --------
450	Middlebury College	3.00	04/01/2018		12.87	330
1,372	University of Vermont	3.00	10/01/2019		12.19	974
	---------- VIRGINIA --------
340	Old Dominion University	3.00	06/01/2013		11.70	286

12,988	TOTAL COLLEGE & UNIVERSITY LOANS					9,593

	Allowance for Loan Losses (-2.7%)					454

	Net Loans of the Trust					9,139

	INVESTMENT AGREEMENTS (45.3%)
2,600	FNMA #787 Liquidity Fund	8.00	12/01/2014	(B)	8.00	2,600
4,966	FNMA #786 Revenue Fund	5.00	12/01/2014	(B)	5.00	4,966

7,566	Total Investment Agreements					7,566

$20,554	Total Investments (100.0%)					$16,705

(A)	Represents the rate of return based on the contributed cost and the amortization to maturity.
(B)	Terminate at the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.
(C)	The amortized cost on these loans are equal to the outstanding principal as the final loan payment is delinquent.

Item 2. Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) College and University Facility Loan Trust One

By (Signature and Title)	/s/ Laura S Cawley, Vice President

Date October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Bryan Calder, Executive Vice President

Date October 28, 2011